Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 24,758	$ 48,298	$ 26,895	$ 3,076	$ 103,027
Beginning Balance, Shares at Dec. 31, 2011	25,054	5,544,160
Accretion of Series A preferred stock	70		(70)
Preferred stock and warrant repurchase, Shares	(12,530)
Preferred stock and warrant repurchase, Amount	(12,304)	(704)	886		(12,122)
Cash dividends declared on Series A preferred stock			(1,023)		(1,023)
Cash dividends declared on common stock			(1,003)		(1,003)
Stock options exercised, Shares		69,335
Stock options exercised, Amount		539			539
Net earnings			5,793		5,793
Change in accumulated other comprehensive income, net of tax				2,536	2,536
Ending Balance, Amount at Dec. 31, 2012	12,524	48,133	31,478	5,612	97,747
Ending Balance, Shares at Dec. 31, 2012	12,524	5,613,495
Accretion of Series A preferred stock, shares	(12,524)
Accretion of Series A preferred stock	(12,524)				(12,524)
Cash dividends declared on Series A preferred stock			(734)		(734)
Cash dividends declared on common stock			(677)		(677)
Net earnings			6,691		6,691
Change in accumulated other comprehensive income, net of tax				(6,784)	(6,784)
Ending Balance, Amount at Dec. 31, 2013		48,133	36,758	(1,172)	83,719
Ending Balance, Shares at Dec. 31, 2013		5,613,495
Common stock repurchase, shares		(4,537)
Common stock repurchase		(82)			(82)
Cash dividends declared on common stock			(1,022)		(1,022)
Stock options exercised, Shares		3,630
Stock options exercised, Amount		37			37
Net earnings			9,388		9,388
Change in accumulated other comprehensive income, net of tax				6,625	6,625
Ending Balance, Amount at Dec. 31, 2014		$ 48,088	$ 45,124	$ 5,453	$ 98,665
Ending Balance, Shares at Dec. 31, 2014		5,612,588